EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)		12 Months Ended
		Dec. 31, 2019 shares ₪ / shares		Dec. 31, 2018 shares ₪ / shares		Dec. 31, 2017 shares ₪ / shares
Number of options
Outstanding at beginning of year		11,459,697		10,651,097
Outstanding at end of year		19,358,913		11,459,697		10,651,097
Employees and Directors [Member]
Number of options
Outstanding at beginning of year		11,459,697	[1]	10,651,097	[1]	4,557,927
Granted		11,057,600		2,853,080		7,292,560
Forfeited and expired		(3,084,834)		(1,649,090)		(1,164,961)
Exercised		(73,550)		(395,390)		(34,429)
Outstanding at end of year	[1]	19,358,913		11,459,697		10,651,097
Exercisable at end of year		5,353,089		4,489,816		2,356,948
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares		₪ 4.2	[1]	₪ 4.4	[1]	₪ 6.5
Granted | ₪ / shares		1.3		2.8		3.5
Forfeited and expired | ₪ / shares		3.9		4.0		6.5
Exercised | ₪ / shares		0.1		0.4		0.2
Outstanding at end of year | ₪ / shares	[1]	2.6		4.2		4.4
Exercisable at end of year | ₪ / shares		₪ 5.1		₪ 5.9		₪ 7.6

[1]	As of the December 31, 2017, 2018 and 2019, includes 1,178,128, 1,163,018 and 2,225,704 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.